Shareholder Fees	Oct. 31, 2025 USD ($)
EuroPac International Value Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15
EuroPac International Value Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15
EuroPac International Bond Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15
EuroPac International Bond Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15
EuroPac International Dividend Income Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15
EuroPac International Dividend Income Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15
EP Emerging Markets Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15
EP Emerging Markets Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15
EuroPac Gold Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15
EuroPac Gold Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15